Share Capital (Details) - Schedule of Activity Related to the Warrants - Warrants [member]	7 Months Ended	12 Months Ended
	Jun. 30, 2023 $ / shares	Jun. 30, 2024 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares Outstanding, beginning		21,000
Weighted Average Exercise Price Outstanding, beginning		$ 1
Shares Granted during the period November 29, 2022 through June 30, 2023	21,000
Weighted Average Exercise Price Granted during the period November 29, 2022 through June 30, 2023	$ 1
Shares Outstanding, beginning	21,000	1,363,750
Weighted Average Exercise Price Outstanding, beginning	$ 1	$ 1
Shares Exercisable, end of period		1,363,750
Weighted Average Exercise Price Exercisable, end of period		$ 1
Weighted Average Remaining Contractual Life in Years Exercisable, end of period		2 years 2 months 12 days
Aggregate Intrinsic Value Exercisable, end of period | $		$ 0
Granted during the year ended June 30, 2024:
Shares To Boustead		92,750
Weighted Average Exercise Price To Boustead		$ 1
Shares To private placement investors		1,250,000
Weighted Average Exercise Price To private placement investors		$ 1